Financial Instruments (Narrative) (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 79,250	$ 211,302
Credit risk [Member] | One customer [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of revenue	95.00%	100.00%
Percentage of accounts receivable	86.00%	100.00%
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 79,250	$ 211,302
Current liabilities	$ 871,124	$ 349,672